Summary of Reconciliation of Accounts Receivable, Prepaid Expenses and Other Current Assets, Container Contracts Payable and Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	$ 108,578	$ 109,384
Total prepaid expenses and other current assets	13,713	14,816
Total accounts payable and accrued expenses	24,385	23,404
Total container contracts payable	231,647	9,394
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	97,950	96,158
Total prepaid expenses and other current assets	13,614	14,627
Total accounts payable and accrued expenses	23,198	21,451
Total container contracts payable	231,647	9,394
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	10,628	13,226
Total prepaid expenses and other current assets	99	189
Total accounts payable and accrued expenses	$ 1,187	$ 1,953